UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                            Carl A. Bright, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                        Date of fiscal year end: June 30

           Date of reporting period: January 1, 2005 - March 31, 2005

Item 1.  Schedule of Investments.



--------------------------------------------------------------------------------
AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------


 SHARES     SECURITY DESCRIPTION                                           VALUE

COMMON STOCK - 70.1%
BASIC MATERIALS - 1.2%
        7,000 Companhia Vale do Rio Doce ADR                           $ 221,270
       11,000 Longview Fibre Co.                                         206,360
       18,000 Plum Creek Timber Co., Inc.                                642,600
                                                               -----------------
                                                                       1,070,230
                                                               -----------------

CONSUMER DISCRETIONARY - 12.7%
        8,900 Catalina Marketing Corp.                                   230,510
        4,900 CBRL Group, Inc.                                           202,370
       11,300 Comcast Corp. +                                            381,714
        4,000 Costco Wholesale Corp.                                     176,720
       19,800 CVS Corp.                                                1,041,876
       12,100 D.R. Horton, Inc.                                          353,804
       34,150 Family Dollar Stores, Inc.                               1,036,794
       16,550 Gap, Inc.                                                  361,452
        2,000 Home Depot, Inc.                                            76,480
       27,500 Interpublic Group of Cos., Inc. +                          337,700
       13,100 ITT Educational Services, Inc. +                           635,350
        8,000 Leapfrog Enterprises, Inc. +                                90,800
       45,947 Liberty Media Corp. Class A +                              476,470
        2,774 Liberty Media International, Inc. Class A +                121,335
        3,700 Lowe's Cos., Inc.                                          211,233
       48,600 MAXIMUS, Inc.                                            1,627,614
        8,000 McDonald's Corp.                                           249,120
        3,000 Office Depot, Inc. +                                        66,540
        4,000 Southwest Airlines Co.                                      56,960
       16,800 Tiffany & Co.                                              579,936
       38,500 Time Warner, Inc. +                                        675,675
        9,550 TJX Cos., Inc.                                             235,216
        6,050 Tribune Co.                                                241,213
       13,450 Wal-Mart Stores, Inc.                                      673,980
        6,950 Weight Watchers International, Inc. +                      298,711
       11,000 Yum! Brands, Inc.                                          569,910
        2,800 Zale Corp. +                                                83,216
                                                               -----------------
                                                                      11,092,699
                                                               -----------------

CONSUMER STAPLES - 8.9%
       18,900 Altria Group, Inc,                                       1,235,871
       43,000 Coca-Cola Co.                                            1,791,810
       14,000 Diageo plc. ADR                                            796,600
      328,250 DIMON, Inc.                                              2,051,562
        4,000 Helen of Troy Ltd. +                                       109,520
        6,000 Kraft Foods, Inc.                                          198,300
        7,500 Kroger Co. +                                               120,225
       28,000 National Beverage Corp. +                                  228,200
        2,000 Nestle SA ADR                                              137,281
       52,350 Safeway, Inc. +                                            970,045
        3,000 Standard Commercial Corp.                                   55,800
        2,500 UST, Inc.                                                  129,250
                                                               -----------------
                                                               -----------------
                                                                       7,824,464
                                                               -----------------

ENERGY - 1.5%
        8,000 ChevronTexaco Corp.                                        466,480
       15,000 El Paso Corp.                                              158,700
          200 LUKOIL ADR                                                  27,080
          500 PetroChina Company Ltd. ADR                                 31,610
        3,000 PetroKazakhstan, Inc.                                      120,510
        2,950 Petroleo Brasileiro ADR                                    130,331
        1,200 Sibneft ADR +                                               18,720
          550 Surgutneftegaz ADR                                          19,525
       17,000 Willbros Group, Inc. +                                     343,400
                                                               -----------------
                                                                       1,316,356
                                                               -----------------

FINANCIALS - 19.7%
        6,400 American Express Co.                                       328,768
       31,150 American International Group, Inc.                       1,726,021
       16,550 AON Corp.                                                  378,002
       35,600 Assurant, Inc.                                           1,199,720
       20,208 Bank of America Corp.                                      891,173
        2,000 Bank of New York, Inc.                                      58,100
          192 Berkshire Hathaway, Inc. Class B +                         548,352
        2,500 Cascade Financial Corp.                                     46,250
       44,993 Citigroup, Inc.                                          2,021,985
        4,000 Equifax, Inc.                                              122,760
       14,900 Federal Home Loan Mortgage Corp. (Freddie Mac)             941,680
        8,000 FirstService Corp. +                                       161,520
        6,008 Gladstone Commercial Corp.                                  98,772
       24,750 H&R Block, Inc.                                          1,251,855
        5,544 JPMorgan Chase & Co.                                       191,822
       28,400 Marsh & McLennan Cos., Inc.                                863,928
       26,900 MBNA Corp.                                                 660,395
       13,750 Montpelier RE Holdings Ltd.                                483,313
        5,000 Morgan Stanley                                             286,250
       10,000 Old Republic International Corp.                           232,900
        7,000 PMI Group, Inc.                                            266,070
        4,000 SAFECO Corp.                                               194,840
       33,577 St. Paul Travelers Cos., Inc.                            1,233,283
        2,600 Student Loan Corp.                                         543,426
       65,300 UnumProvident Corp.                                      1,111,406
        3,146 Washington Federal, Inc.                                    73,333
       35,150 Washington Mutual, Inc.                                  1,388,425
                                                               -----------------
                                                                      17,304,349
                                                               -----------------

HEALTH CARE - 15.7%
        8,750 Amgen, Inc. +                                              509,338
       10,000 Apria Healthcare Group, Inc. +                             321,000
       13,500 Baxter International, Inc.                                 458,730
       70,904 BioScrip, Inc. +                                           427,551
       50,800 Boston Scientifc Corp. +                                 1,487,932
        4,700 Cardinal Health, Inc.                                      262,260
        8,666 Coventry Health Care, Inc. +                               590,501
       17,050 Express Scripts, Inc. +                                  1,486,589
        5,800 Guidant Corp.                                              428,620
       10,000 HCA, Inc.                                                  535,700
       68,700 Health Management Associates, Inc.                       1,798,566
        7,150 Medco Health Solutions, Inc. +                             354,425
        3,650 Merck & Co., Inc.                                          118,150
       23,500 Pfizer, Inc.                                               617,345
       85,587 Priority Healthcare Corp. Class B +                      1,851,247
        4,739 SeraCare Life Sciences, Inc. +                              58,290
        8,000 WellPoint, Inc. +                                        1,002,800
       33,300 Wyeth                                                    1,404,594
                                                               -----------------
                                                                      13,713,638
                                                               -----------------

INDUSTRIALS - 0.7%
        3,000 Boeing Corp.                                               175,380
        2,000 Snap-On, Inc.                                               63,580
       11,500 Tyco International Ltd.                                    388,700
                                                               -----------------
                                                                         627,660
                                                               -----------------

INFORMATION TECHNOLOGY - 6.7%
       11,000 Automatic Data Processing, Inc.                            494,450
       38,500 BISYS Group, Inc. +                                        603,680
       10,000 Ceridian Corp. +                                           170,500
       59,550 Cypress Semiconductor Corp. +                              750,330
       53,400 eFunds Corp. +                                           1,191,888
       20,000 Electronic Data Systems Corp.                              413,400
       30,500 Fair Isaac Corp.                                         1,050,420
       17,170 First Data Corp.                                           674,953

          549 Freescale Semiconductor, Inc. Class B +                      9,470
        5,000 Microsoft Corp.                                            120,850
        1,000 Netease.com, Inc. ADR +                                     48,210
        1,000 Shanda Interactive Entertainment Ltd. ADR +                 30,200
        7,700 SunGard Data Systems, Inc. +                               265,650
                                                               -----------------
                                                                       5,824,001
                                                               -----------------

TELECOMMUNICATIONS - 2.2%
        4,975 Motorola, Inc.                                              74,476
       43,450 SK Telecom Co., Ltd. ADR                                   856,834
       27,650 Telefonos De Mexico SA ADR                                 954,755
                                                               -----------------
                                                                       1,886,065
                                                               -----------------

UTILITIES - 0.8%
       24,000 Duke Energy Corp.                                          672,240
        2,000 IDACORP, Inc.                                               56,740
                                                               -----------------
                                                                         728,980
                                                               -----------------

Total Common Stock (Cost $52,759,349)                                 61,388,442
                                                               -----------------

                                                       RATE

PREFERRED STOCK - 4.0%
CONSUMER DISCRETIONARY - 1.0%
       18,375 Interpublic Group of Cos., Inc.          5.38 %            836,063
                                                                  --------------

ENERGY - 0.1%
        2,000 El Paso Corp.                            9.00               59,250
                                                                  --------------

FINANCIALS - 1.8%
       19,800 St. Paul Travelers Cos., Inc.            9.00            1,286,604
        9,800 Unumprovident Corp.                      8.25              334,425
                                                                  --------------
                                                                  --------------
                                                                       1,621,029
                                                                  --------------

UTILITIES - 1.1%
          305 AEP Texas Central Co.                    4.00               21,045
          200 Boston Edison Co.                        4.25               13,670
          400 Cincinnati Gas & Electric Co.            4.00               32,170
          300 Cincinnati Gas & Electric Co.            4.75               28,275
        1,500 Connecticut Light & Power Co.            1.90               52,125
        1,000 Connecticut Light & Power Co.            2.00               36,563
        1,500 Connecticut Light & Power Co.            3.90               53,250
        1,500 Dayton Power & Light Co.                 3.90              107,109
          400 Exelon Corp.                             3.80               29,200
        1,300 Great Plains Energy, Inc.                4.50              105,300
        4,000 Hawaiian Electric Co.                    4.25               61,750
          300 Indianapolis Power & Light Co.           4.00               20,541
           78 MidAmerican Energy Co.                   3.30                5,002
           80 MidAmerican Energy Co.                   3.90                5,044
          100 Monongahela Power Co.                    4.40                7,700
        1,300 Northern Indiana Public Services Co.     4.25               96,850
        1,000 Pacific Enterprises Inc. - Sempra Energy 4.50               84,625
          945 Public Service Electric & Gas Co.        4.08               75,836
        8,800 TXU Europe Capital I                     9.75               47,080
          600 TXU US Holdings Co.                      5.08               55,013
          300 Westar Energy Inc.                       4.25               22,219
                                                               -----------------
                                                               -----------------
                                                                         960,367
                                                               -----------------

Total Preferred Stock (Cost $3,449,543)                                3,476,709
                                                               -----------------

EXCHANGE TRADED FUNDS - 0.2%
       10,000 iShares MSCI Germany Index Fund  (Cost $94,200)            180,800
                                                               -----------------

  PRINCIPAL

ASSET BACKED OBLIGATIONS - 0.9%
       37,457 Scotia Pacific Co., LLC          6.55 %     01/20/07      $ 37,481
      905,000 Scotia Pacific Co., LLC          7.11       01/20/14       769,816
                                                                     -----------
Total Asset Backed Obligations (Cost $869,609)                           807,297
                                                                     -----------

CORPORATE BONDS - 6.0%
CONSUMER DISCRETIONARY - 0.2%
       95,000 AOL Time Warner, Inc.            5.63      05/01/05         95,147
       50,000 Fruit of the Loom ^              7.38      11/15/23              -
      135,000 General Motors Corp.             7.13      07/15/13        116,494
                                                                     -----------
                                                                         211,641
                                                                     -----------

ENERGY - 0.7%
      220,000 Coastal Corp.                    7.50      08/15/06        224,950
      190,000 Coastal Corp.                    6.70      02/15/27        193,164
      115,000 Coastal Corp.                    6.50      02/15/27        113,275
       50,000 Newpark Resources, Inc.          8.63      12/15/07         49,750
                                                                     -----------
                                                                         581,139
                                                                     -----------

FINANCIALS - 1.7%
      227,430 Finova Group, Inc.               7.50      11/15/09         99,501
      250,000 GB Property Funding Corp.       11.00      09/29/05        251,875
      270,000 GMAC                             6.13      09/15/06        268,846
      100,000 GMAC                             5.75      10/15/06         97,707
      670,000 GMAC                             4.38      12/10/07        616,605
      200,000 GMAC                             6.88      09/15/11        181,196
                                                                      ----------
                                                                       1,515,730
                                                                      ----------

HEALTH CARE - 1.6%
      705,000 Cardinal Health, Inc.            4.45      06/30/05        705,741
      700,000 Tenet Healthcare Corp.           6.38      12/01/11        649,250
                                                                      ----------
                                                                       1,354,991
                                                                      ----------

INDUSTRIALS - 0.7%
      400,000 Armstrong World Industries,
              Inc. ^                           7.45      05/15/29        273,000
       91,500 Grupo TMM SA                    10.50      08/01/07         87,382
       51,000 Waste Management, Inc.           7.00      05/15/05         51,146
       94,000 Waste Management, Inc.           7.38      08/01/10        104,874
       71,000 Waste Management, Inc.           7.65      03/15/11         80,290
                                                                      ----------
                                                                         596,692
                                                                      ----------

INFORMATION TECHNOLOGY - 0.1%
      100,000 Danka Business Systems          10.00      04/01/08         84,750
                                                                     -----------

UTILITIES - 1.0%
      255,000 Indianapolis Power & Light Co.   8.00      10/15/06        266,097
       65,000 Indianapolis Power & Light Co.   7.38      08/01/07         68,005
       50,000 Monongahela Power Co.            5.00      10/01/06         50,549
      275,000 Sierra Pacific Power Co.         8.00      06/01/08        292,875
       50,000 Southern California Edison       6.38      01/15/06         50,940
      200,000 Southern Energy, Inc. -
              Mirant Corp. ^(phi)               7.90      07/15/09       160,500
                                                                     -----------
                                                                     -----------
                                                                         888,966
                                                                     -----------

Total Corporate Bonds (Cost $5,222,079)                                5,233,909
                                                                     -----------

MUNICIPAL BONDS - 1.4%
    1,500,000 Ontario Hydro Residual
              Strip ++/-                      5.40       10/01/20        543,043
      706,000 Ontario Hydro Residual
              Strip ++/-                      5.40       11/27/20        253,258
    1,095,000 Ontario Hydro Residual
              Strip ++/-                      5.45       10/15/21        371,984
      235,000 Ontario Hydro Residual
              Strip ++/-                      5.55       08/18/22         74,976

                                                                     -----------
Total Municipal Bonds (Cost $976,846)                                  1,243,261
                                                                     -----------

US TREASURY SECURITIES - 1.1%
  $ 1,000,000 US Treasury Bill
   (Cost $993,099)                           2.68 %      06/30/05      $ 993,281
                                                                     -----------

   SHARES

SHORT-TERM INVESTMENTS - 16.5%
MONEY MARKET FUNDS - 9.9%
    4,440,144 CitiSM Institutional
              U.S. Treasury Reserves                                   4,440,144
    4,255,362 CitiSM Institutional
              Cash Reserves Class O                                    4,255,362
                                                                   -------------
Total Money Market Funds (Cost $8,695,506)                             8,695,506
                                                                   -------------

  PRINCIPAL

MONEY MARKET DEPOSIT ACCOUNT - 6.6%
  $ 5,773,128 Citibank Money Market
              Deposit Account (Cost $5,773,128)                        5,773,128
                                                                    ------------

                                                                    ------------
Total Short-Term Investments (Cost $14,468,634)                       14,468,634
                                                                    ------------

Total Investments - 100.2%  (Cost $78,833,359)*                     $ 87,792,333
Other Assets & Liabilities, Net - (0.2%)                               (154,950)
                                                                    ------------
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 87,637,383
                                                                   =============




-----------------------------------------------------------------------
ADR  American Depositary Receipt.
+  Non-income producing security.
^  Securities  are  currently  in  default on  scheduled  interest  or principal payments.
(phi) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $160,500 or 0.0% of net assets.
+/- Zero coupon bond. Interest rate presented is yield to maturity.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation)  consists of:
Gross Unrealized Appreciation                         $10,633,069
Gross Unrealized Depreciation                         (1,674,095)
                                                  ---------------
                                                  ---------------
Net Unrealized Appreciation (Depreciation)             $8,958,974
                                                  ===============

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   SHARES                SECURITY DESCRIPTION                              VALUE

COMMON STOCK - 97.9%
AUTOMOTIVE - 5.4%
       29,000 Keystone Automotive Industries, Inc.+                    $ 671,640
       10,000 O'Reilly Automotive, Inc.+                                 495,300
       29,000 TBC Corp.+                                                 807,940
                                                                 ---------------
                                                                 ---------------
                                                                       1,974,880
                                                                 ---------------
                                                                 ---------------

BANKING - 6.1%
       12,000 East-West Bancorp, Inc.                                    443,040
       40,000 North Fork Bancorp., Inc.                                1,109,600
        5,000 Northern Trust Corp.                                       217,200
       12,000 UCBH Holdings, Inc.                                        478,800
                                                                 ---------------
                                                                 ---------------
                                                                       2,248,640
                                                                 ---------------
                                                                 ---------------

BUSINESS SERVICES - 8.7%
        9,500 Expeditors International Washington, Inc.                  508,725
       16,000 General Maritime Corp.+                                    775,040
       30,500 Iron Mountain, Inc.+                                       879,620
       24,000 Paychex, Inc.                                              787,680
        3,500 United Parcel Service, Inc. Class B                        254,590
                                                                 ---------------
                                                                 ---------------
                                                                       3,205,655
                                                                 ---------------
                                                                 ---------------


COMMUNICATION EQUIPMENT - 2.7%
       26,500 QUALCOMM, Inc.                                             971,225
                                                                 ---------------
                                                                 ---------------

COMMUNICATION SERVICES - 1.1%
        5,500 Amdocs Ltd.+                                               156,200
       13,500 American Tower Corp. Class A+                              246,105
                                                                 ---------------
                                                                 ---------------
                                                                         402,305
                                                                 ---------------
                                                                 ---------------

DISTRIBUTION & INDUSTRIAL SUPPLIES - 8.3%
        8,700 Actuant Corp. Class A+                                     390,804
       34,000 Donaldson Co., Inc.                                      1,097,520
       20,000 Fastenal Co.                                             1,106,200
       22,000 Raven Industries, Inc.                                     449,240
                                                                 ---------------
                                                                 ---------------
                                                                       3,043,764
                                                                 ---------------
                                                                 ---------------

ELECTRONICS - 2.6%
       21,000 Garmin Ltd.                                                972,720
                                                                 ---------------
                                                                 ---------------

ENERGY SERVICES - 1.0%
        5,000 Schlumberger Ltd.                                          352,400
                                                                 ---------------
                                                                 ---------------

ENERGY SOURCES - 5.0%
       12,000 Apache Corp.                                               734,760
       10,000 Burlington Resources, Inc.                                 500,700
       11,800 St. Mary Land & Exploration Co.                            590,590
                                                                 ---------------
                                                                 ---------------
                                                                       1,826,050
                                                                 ---------------
                                                                 ---------------

ENTERTAINMENT - 4.0%
       22,000 Clear Channel Communications, Inc.                         758,340
       12,000 Comcast Corp. Class A+                                     400,800
        1,482 Time Warner, Inc.+                                          26,009
       10,000 Walt Disney Co.                                            287,300
                                                                 ---------------
                                                                 ---------------
                                                                       1,472,449
                                                                 ---------------
                                                                 ---------------

FINANCIAL SERVICES - 9.6%
       17,500 First Data Corp.                                           687,925
       24,000 Fiserv, Inc.+                                              955,200
       30,000 Jack Henry & Associates, Inc.                              539,700
        4,500 SLM Corp.                                                  224,280
       19,000 T. Rowe Price Group, Inc.                                1,128,220
                                                                 ---------------
                                                                 ---------------
                                                                       3,535,325
                                                                 ---------------
                                                                 ---------------

FOOD WHOLESALERS - 0.2%
        2,500 Performance Food Group Corp.+                               69,200
                                                                 ---------------
                                                                 ---------------

HEALTH CARE - 0.6%
        3,500 Johnson & Johnson                                          235,060
                                                                 ---------------
                                                                 ---------------

HEALTH CARE SERVICES - 2.4%
       22,000 Caremark Rx, Inc.+                                         875,160
                                                                 ---------------
                                                                 ---------------

HOME IMPROVEMENTS - 2.5%
       10,800 Mohawk Industries, Inc.+                                   910,440
                                                                 ---------------
                                                                 ---------------

HOUSEHOLD PRODUCTS - 2.9%
       20,000 Procter & Gamble Co.                                     1,060,000
                                                                 ---------------
                                                                 ---------------

INFRASTRUCTURE - 2.6%
       22,000 Chicago Bridge & Iron Co. NV                               968,660
                                                                 ---------------
                                                                 ---------------

INSURANCE - 7.5%
        4,400 American International Group, Inc.                         243,804
       11,000 Brown & Brown, Inc.                                        506,990
       19,500 RenaissanceRe Holdings Ltd.                                910,650
        1,800 White Mountains Insurance Group                          1,095,300
                                                                 ---------------
                                                                 ---------------
                                                                       2,756,744
                                                                 ---------------
                                                                 ---------------

LIFE SCIENCES - 7.8%
       16,500 Idexx Laboratories, Inc.+                                  893,640
        7,500 Invitrogen Corp.+                                          519,000
       13,000 Laboratory Corp. of America Holdings+                      626,600
       40,000 VCA Antech, Inc.+                                          809,200
                                                                 ---------------
                                                                 ---------------
                                                                       2,848,440
                                                                 ---------------
                                                                 ---------------

MEDICAL PRODUCTS - 5.2%
       18,500 Medtronic, Inc.                                            942,575
       12,500 Zimmer Holdings, Inc.+                                     972,625
                                                                 ---------------
                                                                 ---------------
                                                                       1,915,200
                                                                 ---------------
                                                                 ---------------

MERCHANDISING - 9.8%
       23,500 Tractor Supply Co.+                                      1,025,775
       20,000 Walgreen Co.                                               888,400
        5,500 Whole Foods Market, Inc.                                   561,715
       35,000 Yankee Candle Co., Inc.+                                 1,109,500
                                                                 ---------------
                                                                 ---------------
                                                                       3,585,390
                                                                 ---------------
                                                                 ---------------

PHARMACEUTICALS - 0.8%
        5,000 Amgen, Inc.+                                               291,050
                                                                 ---------------
                                                                 ---------------

SERVICES - 1.1%
       12,200 Bright Horizons Family Solutions, Inc.+                    411,628
                                                                 ---------------
                                                                 ---------------

Total Common Stock (Cost $30,093,607)                                 35,932,385
                                                                 ---------------
                                                                 ---------------

  PRINCIPAL
SHORT-TERM INVESTMENTS - 3.1%
MONEY MARKET DEPOSIT ACCOUNT - 3.1%
  $ 1,164,655 Citibank Money Market Deposit Account                    1,164,655
              (Cost $1,164,655)                                  ---------------
                                                                 ---------------

TOTAL INVESTMENTS - 101.0%                                            37,097,040
(COST $31,258,262)*
Other Assets and Liabilities, Net - (1.0)%                             (382,294)
                                                                 ---------------
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $ 36,714,746
                                                                 ===============
                                                                 ===============

+ Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation                  $ 6,489,263
              Gross Unrealized Depreciation                     (650,485)
                                                          ---------------
                                                          ---------------
              Net Unrealized Appreciation (Depreciation)     $ 5,838,778
                                                          ===============

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:       /s/ Carl A. Bright
         _________________________
         Carl A. Bright, President

Date:    May 23, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Carl A. Bright
        __________________________
         Carl A. Bright, President

Date:   May 23, 2005
        __________________________


By:     /s/ Stacey E. Hong
        __________________________
         Stacey E. Hong, Treasurer

Date:   May 23, 2005
        __________________________